UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                811-3363

Exact name of registrant as specified in charter:                  Delaware Group Limited-Term Government Fund

Address of principal executive offices:                            2005 Market Street
                                                                   Philadelphia, PA 19103

Name and address of agent for service:                             David F. Connor, Esq.
                                                                   2005 Market Street
                                                                   Philadelphia, PA 19103

Registrant's telephone number, including area code:                (800) 523-1918

Date of fiscal year end:                                           December 31

Date of reporting period:                                          March 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Delaware Limited-Term Government Fund
March 31, 2006

                                                                                            Principal          Market
                                                                                            Amount             Value
Agency Asset-Backed Securities- 0.89%
Fannie Mae Grantor Trust
   Series 2003-T4 2A5 4.907% 9/26/33                                                        $   522,455        $   517,326
   oSeries 2004-T4 A3 4.42% 8/25/24                                                           1,783,324          1,774,675
                                                                                                                 ---------
Total Agency Asset-Backed Securities (cost $2,301,108)                                                           2,292,001
                                                                                                                 ---------

Agency Collateralized Mortgage Obligations- 17.50%
oE.F. Hutton Trust III Series 1 A 5.71% 10/25/17                                                176,314            176,333
Fannie Mae
   Series 1993-18 PK 6.50% 2/25/08                                                              389,488            391,319
   Series 1993-71 PL 6.50% 5/25/08                                                              369,430            369,848
   Series 1996-46 ZA 7.50% 11/25/26                                                             571,391            603,995
   Series 2001-50 BA 7.00% 10/25/41                                                             598,038            611,889
   Series 2003-122 AJ 4.50% 2/25/28                                                             443,242            429,248
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                            1,665,633          1,790,986
   Series 2001-T10 A1 7.00% 12/25/41                                                            659,558            677,003
   Series 2002-T1 A2 7.00% 11/25/31                                                             378,842            387,924
   Series 2003-T1 A 3.807% 11/25/12                                                           1,137,436          1,084,414
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                              397,178            410,330
   Series 2003-W3 2A3 4.16% 6/25/42                                                             169,599            168,590
   Series 2003-W14 1A5 4.71% 9/25/43                                                              1,065              1,061
   Series 2004-W9 2A1 6.50% 2/25/44                                                             450,580            458,758
Federal Home Loan Bank System Series 6T-9009 1 3.84% 11/25/09                                 1,816,797          1,737,312
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                 131,071            131,354
   Series 2480 EH 6.00% 11/15/31                                                                479,820            479,919
   Series 2552 KB 4.25% 6/15/27                                                               1,091,673          1,079,170
   Series 2662 MA 4.50% 10/15/31                                                                778,291            758,861
   Series 2915 KP 5.00% 11/15/29                                                                640,000            621,689
   Series 3063 PC 5.00% 2/15/29                                                               1,035,000          1,007,625
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                           3,013,125          2,915,976
Freddie Mac Structured Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                 140,566            145,596
   Series T-56 A3B 4.406% 8/25/39                                                             2,602,961          2,582,559
   Series T-58 2A 6.50% 9/25/43                                                               2,457,461          2,491,524
   oSeries T-60 1A4C 5.395% 3/25/44                                                           3,000,000          2,967,269
GNMA
   Series 2002-28 B 5.779% 7/16/24                                                            6,000,000          6,070,073
   Series 2002-61 BA 4.648% 3/16/26                                                           2,300,548          2,258,224
   Series 2003-43 B 4.374% 4/16/33                                                            5,000,000          4,758,041
   Series 2003-72 C 4.86% 2/16/30                                                             2,500,000          2,435,003
   Series 2003-78 B 5.11% 10/16/27                                                            5,000,000          4,896,403
                                                                                                                 ---------
Total Agency Collateralized Mortgage Obligations (cost $45,921,998)                                             44,898,296
                                                                                                                ----------

Agency Mortgage-Backed Securities- 40.17%
Fannie Mae
   4.50% 3/1/14                                                                               2,309,815          2,228,250
   5.50% 5/15/09 to 1/1/13                                                                    2,153,484          2,147,912
   6.00% 9/1/12                                                                               1,823,066          1,845,284
   6.215% 6/1/08                                                                              1,230,203          1,242,505
   6.50% 8/1/17                                                                                 471,665            481,246
   6.765% 1/1/07                                                                              2,115,391          2,118,035
   7.00% 11/15/16                                                                             1,481,417          1,523,545
   7.41% 4/1/10                                                                               4,808,460          5,170,596
   9.00% 11/1/15                                                                                238,141            255,182
   10.00% 10/1/30                                                                               176,226            196,767
   10.50% 6/1/30                                                                                 91,106            102,637
   16.00% 11/15/12                                                                              282,903            351,010
oFannie Mae ARM
   3.023% 6/1/34                                                                              1,099,910          1,080,441
   3.788% 8/1/34                                                                              1,029,661          1,026,075
   4.708% 12/1/33                                                                             1,464,079          1,502,146
   4.956% 11/1/33                                                                             3,108,585          3,025,011
   5.068% 8/1/35                                                                                858,954            841,425
   5.95% 4/1/36                                                                               5,000,000          5,041,123
Fannie Mae Balloon 7 yr
   4.00% 8/1/10                                                                               1,988,303          1,911,257
   5.00% 8/1/11                                                                               2,706,489          2,676,887
Fannie Mae FHAVA

   7.25% 4/1/09                                                                                   8,470              8,615
   7.50% 3/1/25                                                                                  72,700             75,836
   8.50% 8/1/09                                                                                  10,481             10,792
   10.00% 1/1/19                                                                                 68,929             76,382
   11.00% 8/1/10 to 12/1/15                                                                     555,737            603,956
Fannie Mae GPM 11.00% 11/1/10                                                                    20,057             21,549
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                      1,147,791          1,072,467
Fannie Mae Relocation 30 yr 5.00% 9/1/33                                                        739,359            711,402
Fannie Mae S.F. 15 yr
   5.00% 7/1/19                                                                                 642,514            627,254
   6.00% 12/1/08 to 6/1/17                                                                    2,837,759          2,872,168
   7.50% 4/1/11                                                                                  17,668             18,253
   8.00% 10/1/09 to 10/1/16                                                                   1,609,534          1,686,342
   8.50% 3/1/08                                                                                  15,547             15,562
Fannie Mae S.F. 20 yr 6.50% 2/1/22                                                              613,901            630,016
Fannie Mae S.F. 30 yr
   5.50% 3/1/29 to 4/1/29                                                                     2,137,870          2,095,780
   7.00% 8/1/32 to 9/1/32                                                                       553,568            570,347
   7.50% 12/1/10 to 11/1/31                                                                     332,499            345,415
   8.00% 6/1/07 to 5/1/24                                                                       755,366            797,943
   8.50% 11/1/07 to 8/1/17                                                                      439,620            458,494
   9.00% 8/1/22                                                                                 633,088            684,526
   9.25% 7/1/09 to 3/1/20                                                                        77,607             83,255
   10.00% 2/1/25                                                                              1,193,796          1,330,290
   11.00% 7/1/12 to 8/1/20                                                                      316,760            351,461
   11.50% 11/1/16                                                                               110,788            123,770
   12.50% 2/1/11                                                                                  3,019              3,222
   13.00% 7/1/15                                                                                 33,840             36,684
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/36                                                                                 570,000            542,747
   5.50% 4/1/36                                                                                 350,000            341,688
   6.00% 4/1/36                                                                               5,510,000          5,509,999
   6.50% 4/1/36                                                                               3,385,000          3,453,758
   7.00% 4/1/36                                                                                 830,000            854,900
Freddie Mac
   6.00% 1/1/17                                                                                 734,498            739,318
   6.50% 6/17/14 to 3/1/16                                                                    2,661,295          2,704,723
   9.00% 3/17/08                                                                                  5,077              5,066
oFreddie Mac ARM
   3.733% 4/1/34                                                                                575,539            574,999
   3.905% 4/1/33                                                                              1,473,896          1,501,480
Freddie Mac Balloon 5 yr
   4.00% 3/1/08 to 8/1/08                                                                     2,422,096          2,357,002
   4.50% 1/1/10                                                                                 189,420            185,276
Freddie Mac Balloon 7 yr
   4.50% 3/1/10 to 12/1/11                                                                    5,098,162          4,988,327
   5.00% 6/1/11 to 11/1/11                                                                      760,366            751,574
   6.00% 4/1/09                                                                                  65,599             65,660
Freddie Mac FHAVA
   8.00% 3/1/08                                                                                  21,201             21,446
   8.50% 1/1/09                                                                                  11,574             11,853
   9.50% 2/1/10                                                                                  60,595             61,769
   11.00% 2/1/14 to 11/1/15                                                                      24,113             25,837
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                          4,771,755          4,373,612
Freddie Mac Relocation 30 yr
   5.00% 9/1/33                                                                               2,920,419          2,815,466
   6.50% 10/1/30                                                                                  2,960              3,020
Freddie Mac S.F. 15 yr
   4.00% 2/1/14                                                                               4,736,681          4,477,642
   4.50% 5/1/19                                                                               5,844,987          5,585,615
   6.00% 10/1/10                                                                                 25,490             25,825
   6.50% 6/1/11                                                                                  42,312             43,119
   7.50% 4/1/11                                                                                  92,585             95,709
   8.00% 7/1/16                                                                                 309,439            328,296
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                           2,318,471          2,285,143
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                              1,208,157          1,245,535
   8.00% 10/1/07 to 5/1/31                                                                    1,026,510          1,067,395
   8.25% 3/1/09                                                                                  73,677             74,391
   8.50% 12/1/08 to 11/1/10                                                                     100,217            102,071
   8.75% 5/1/10                                                                                  69,023             71,697
   9.00% 6/1/09 to 9/1/30                                                                       457,068            498,613
   9.50% 6/1/16                                                                                  11,200             11,595
   9.75% 12/1/08                                                                                 14,317             14,863
   11.00% 11/1/19 to 5/1/20                                                                      41,534             45,820
   11.50% 6/1/15 to 3/1/16                                                                      562,037            627,042
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/36                                                         265,000            252,164

GNMA I S.F. 15 yr
   6.00% 2/15/09 to 6/15/09                                                                     231,490            233,238
   7.50% 7/15/10 to 9/15/10                                                                     347,093            353,805
   9.00% 11/15/06                                                                                 1,488              1,492
GNMA I S.F. 30 yr
   6.00% 4/15/33                                                                                691,926            700,792
   7.00% 5/15/28                                                                                516,678            539,283
   7.50% 12/15/23 to 12/15/31                                                                   651,442            684,317
   8.00% 6/15/30                                                                                 18,524             19,815
   9.00% 10/15/09 to 2/15/17                                                                    176,612            185,569
   9.50% 6/15/16 to 11/15/17                                                                     30,765             33,654
   11.00% 12/15/09 to 5/15/20                                                                   324,861            357,996
GNMA I Buydown 30 yr 10.50% 11/15/15                                                             96,498            106,298
GNMA I GPM
   11.00% 7/15/10                                                                                21,647             23,196
   11.50% 4/15/10                                                                                15,589             16,855
   12.25% 1/15/14                                                                                17,114             18,783
GNMA I Mobile Home 6.50% 9/15/10                                                                 25,117             25,619
GNMA II GPM 9.75% 12/20/16 to 9/20/17                                                            22,250             24,212
GNMA II S.F. 15 yr 7.50% 3/20/09                                                                 13,420             13,752
GNMA II S.F. 30 yr
   9.50% 11/20/20 to 11/20/21                                                                   231,315            254,254
   10.50% 6/20/20                                                                                 2,505              2,783
   11.00% 9/20/15 to 10/20/15                                                                   135,520            149,239
   11.50% 12/20/17 to 10/20/18                                                                   78,949             89,026
   12.00% 4/20/14 to 5/20/16                                                                    285,127            317,240
   12.50% 10/20/13 to 1/20/14                                                                    82,750             91,491
                                                                                                                    ------
Total Agency Mortgage-Backed Securities (cost $105,249,389)                                                    103,063,879
                                                                                                               -----------
Agency Obligations- 5.42%
Federal Home Loan Bank
   3.50% 9/15/06                                                                                670,000            665,337
   3.625% 2/16/07                                                                             1,500,000          1,481,162
   4.875% 11/15/06                                                                              115,000            114,828
Freddie Mac
   4.625% 12/19/08                                                                            1,010,000            999,139
   4.875% 2/17/09                                                                             1,645,000          1,637,226
   5.00% 2/8/08                                                                               3,200,000          3,190,675
^Freddie Mac Principal Strip 3.57% 10/15/08                                                   6,630,000          5,834,208
                                                                                                                 ---------
Total Agency Obligations (cost $14,128,863)                                                                     13,922,575
                                                                                                                ----------

Commercial Mortgage-Backed Securities- 1.98%
oBank of America Commercial Mortgage Securities Series 2005-2 A5 4.857% 7/10/43                 215,000            204,103
oCitigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.40% 7/15/44             235,000            228,379
#CS First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18                  1,225,000          1,286,996
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                          135,000            130,286
LB-UBS Commercial Mortgage Trust
   Series 2005-C5 A2 4.885% 9/15/30                                                           1,030,000          1,010,635
   Series 2006-C1 A2 5.084% 2/15/31                                                             300,000            296,203
Merrill Lynch Mortgage Trust
   Series 2005-CIP1 A2 4.96% 7/12/38                                                            270,000            265,092
   oSeries 2005-CIP1 B 5.274% 7/12/38                                                           340,000            328,051
Morgan Stanley Capital I
   Series 1998-XL1 A2 6.45% 6/3/30                                                              101,910            101,867
   Series 2005-HQ6 A2A 4.882% 8/13/42                                                           475,000            465,621
#Tower 144A
   Series 2006-1 B 5.588% 2/15/36                                                               255,000            252,840
   Series 2006-1 C 5.707% 2/15/36                                                               390,000            386,880
oWachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45                      115,000            113,208
                                                                                                                   -------
Total Commercial Mortgage-Backed Securities (cost $5,150,464)                                                    5,070,161
                                                                                                                 ---------

Corporate Bonds- 1.17%
Brokerage - 0.58%
Merrill Lynch
   o4.79% 3/12/07                                                                               500,000            496,965
   6.00% 2/17/09                                                                                500,000            509,254
oMorgan Stanley 4.93% 11/24/06                                                                  490,000            490,478
                                                                                                                   -------
                                                                                                                 1,496,697
Consumer Non-Cyclical - 0.16%
Kraft Foods 4.625% 11/1/06                                                                      400,000            398,623
                                                                                                                   -------
                                                                                                                   398,623
Electric - 0.43%
FPL Group Capital 4.086% 2/16/07                                                                115,000            113,807
Southern Capital Funding 5.30% 2/1/07                                                         1,000,000            996,046
                                                                                                                   -------
                                                                                                                 1,109,853
Total Corporate Bonds (cost $3,094,013)                                                                          3,005,173
                                                                                                                 ---------

Municipal Bonds- 0.40%
oMassachusetts State Special Obligation Revenue Loan 3.768% 6/1/22 (FSA)                        950,000          1,032,983
                                                                                                                 ---------

Total Municipal Bonds (cost $1,047,234)                                                                          1,032,983
                                                                                                                 ---------
Non-Agency Asset Backed Securities- 7.54%
oAmeriquest Mortgage Securities Series 2006-R1 A2C 5.008% 3/25/36                             1,335,000          1,334,986
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 1A4 3.303% 11/25/29                            645,611
634,126
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                             775,000            760,396
   oSeries 2005-12 2A2 4.898% 2/25/36                                                           670,000            662,368
   oSeries 2006-1 AF2 5.281% 7/25/36                                                            260,000            258,590
   oSeries 2006-3 2A2 4.998% 6/25/36                                                          1,750,000          1,749,981
   oSeries 2006-4 2A2 4.998% 7/25/36                                                          1,855,000          1,855,000
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                 732,291            727,649
General Motors Acceptance Corporation Mortgage Corporation Loan Trust
   Series 2003-HE2 A3 4.12% 10/25/26                                                            265,000            262,066
Harley-Davidson Motorcycle Trust Series 2003-4 A1 1.47% 4/15/08                                  82,025             81,904
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                             870,000            863,021
   Series 2005-4 A2 5.399% 12/1/35                                                              405,000            402,654
   Series 2005-4 A3 5.565% 2/25/36                                                              255,000            253,194
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                          755,000            745,144
oResidential Asset Securities Series 2006-KS3 AI3 4.992% 4/25/36                              1,505,000          1,505,000
Residential Funding Mortgage Securities II
   Series 2003-HS2 AI3 3.17% 3/25/18                                                          2,007,000          1,956,527
   oSeries 2005-HI2 A1 4.958% 5/25/35                                                           250,910            250,937
   oSeries 2006-HSA2 AI2 5.50% 3/25/36                                                        1,600,000          1,593,422
#Sierra Receivables Funding Company 144A
   Series 2003-1A A 3.09% 1/15/14                                                               433,762            424,410
   Series 2003-2A A1 3.03% 12/15/15                                                             354,099            342,527
Structured Asset Securities
   Series 2005-4XS 1A2B 4.67% 3/25/35                                                         1,685,000          1,660,207
   Series 2005-NC1 A2 3.92% 2/25/35                                                           1,023,166          1,013,763
                                                                                                                 ---------
Total Non-Agency Asset Backed Securities (cost $19,422,778)                                                     19,337,872
                                                                                                                ----------

Non-Agency Collateralized Mortgage Obligations- 7.81%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                       120,945            120,736
Bank of America Alternative Loan Trust Series 2005-5 2CB1 6.00% 6/25/35                         513,192            510,466
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                    351,832            341,886
Bear Stearns Alternative A Trust Series 2006-3 A3 6.202% 5/25/36                              1,050,000          1,056,237
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                          981,922            970,546
Countrywide Alternative Loan Trust
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                           594,593            589,024
   Series 2006-2CB A3 5.50% 3/25/36                                                             750,746            745,927
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                            476,709            483,413
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                         258,226            256,912
   Series 2004-1 3A1 7.00% 2/25/34                                                              255,009            258,081
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34              1,061,973          1,065,045
oGeneral Motors Acceptance Corporation Mortgage Loan Trust
   Series 2005-AR2 A4 5.195% 5/25/35                                                            792,275            768,887
#GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                                                                414,961            431,742
   Series 1999-3 A 8.00% 8/19/29                                                              1,042,199          1,092,027
   Series 2005-RP1 1A4 8.50% 1/25/35                                                          1,195,571          1,293,130
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                   829,896            831,256

oIndymac Index Mortgage Loan Trust
   Series 2006-AR2 1A1A 5.038% 4/25/46                                                        1,240,067          1,240,067
   Series 2006-AR7 5A1 6.166% 5/25/36                                                           685,000            689,069
oJ.P. Morgan Mortgage Trust Series 2004-A5 4A2 4.849% 12/25/34                                  616,024            605,783
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                          898,188            893,990
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                             766,571            804,518
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                               874,035            856,828
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                            502,451            510,726
   Series 2004-SL4 A3 6.50% 7/25/32                                                             536,122            543,855
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                              469,250            459,167
   Series 2005-1 6A2 6.50% 3/25/35                                                              104,330            104,857
oWashington Mutual Series 2003-AR4 A7 3.95% 5/25/33                                           1,129,445          1,099,043
oWells Fargo Mortgage Backed Securities Trust Series 2006-AR4 2A1 5.798% 4/25/36              1,425,000          1,413,528
                                                                                                                 ---------
Total Non-Agency Collateralized Mortgage Obligations (cost $20,407,084)                                         20,036,746
                                                                                                                ----------

U.S. Treasury Obligations- 17.29%
U.S. Treasury Bond
   6.25% 8/15/23                                                                                550,000            623,950
   oo12.00% 8/15/13                                                                           1,930,000          2,237,217

U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                               429,061            406,536
   1.875% 7/15/15                                                                             1,019,240            980,541
   2.00% 1/15/14 to 1/15/16                                                                     893,442            868,196
   3.00% 7/15/12                                                                              6,698,417          6,982,315
   3.875% 1/15/09                                                                             1,577,549          1,652,114
   4.25% 1/15/10                                                                              3,157,978          3,393,964
U.S. Treasury Notes
   3.625% 4/30/07                                                                             6,915,000          6,827,484
   3.75% 3/31/07                                                                              1,335,000          1,320,921
   4.375% 11/15/08                                                                            3,935,000          3,891,349
   4.50% 2/28/11 to 2/15/16                                                                   7,875,000          7,759,321
^U.S. Treasury Strip 4.254% 11/15/13                                                         10,735,000          7,408,009
                                                                                                                 ---------
Total U.S. Treasury Obligations (cost $45,805,014)                                                              44,351,917
                                                                                                                ----------

Repurchase Agreements- 6.28%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $8,045,983,
collateralized by $8,287,000 U.S. Treasury Bills
due 4/20/06, market value $8,268,866)                                                         8,043,000          8,043,000

With Cantor Fitzgerald 4.48% 4/3/06 (dated 3/31/06, to be repurchased at
$3,873,446, collateralized by $1,088,000 U.S. Treasury Bills due 6/22/06, market value $1,077,894, $1,256,000 U.S. Treasury Bills due 7/20/06, market value
$1,239,090, $1,046,000 U.S. Treasury Bills due 8/17/06, market value $1,028,535 and $608,000
U.S. Treasury Notes 2.625% due 11/15/06, market value $605,965)                               3,872,000          3,872,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $4,187,563,
collateralized by $4,372,000 U.S. Treasury Bills due
9/28/06, market value $4,272,535)                                                             4,186,000          4,186,000
                                                                                                                 ---------
Total Repurchase Agreements (cost $16,101,000)                                                                  16,101,000
                                                                                                                ----------

Total Market Value of Securities - 106.45%
   (cost $278,628,945)                                                                                         273,112,603
Liabilities Net of Receivables and Other Assets (See Notes) - (6.45%)@                                        (16,545,519)
                                                                                                              ------------
Net Assets Applicable to 31,323,145 Shares Outstanding - 100.00%                                              $256,567,084
                                                                                                              ------------

@Of this amount, $21,535,534 represents payable for securities purchases as of March 31, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $7,171,898, which represented 2.80% of the Fund's net assets. See Note 5 in "Notes."
oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
ooFully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduated Payment Mortgage
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following futures contracts and swap agreements were outstanding at March 31, 2006:
Futures Contracts(1)

                                                                                                          Unrealized
           Contracts                      Notional                Notional                               Appreciation
         to Buy (Sell)                 Cost (Proceeds)             Value          Expiration Date       (Depreciation)
         -------------                 ---------------             -----          ---------------       --------------
(146) U.S. Treasury 2 year notes        $(29,788,520)          $(29,763,469)          6/30/06             $   25,051
 66  U.S. Treasury 5 year notes             6,931,460              6,892,875          6/30/06               (38,585)
(152) U.S. Treasury 10 year notes        (16,279,259)           (16,171,375)          6/30/06                107,884
  (6) U.S. Treasury long bond               (675,055)              (654,938)          6/30/06                 20,117
                                                                                                          ----------
                                                                                                            $114,467
                                                                                                          ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Swap Agreements(2)

                                                                                         Unrealized
Notional Amount     Expiration Date                 Description                         Depreciation
---------------     ---------------                 -----------                         ------------
$8,050,000               5/1/06          Agreement with Goldman Sachs to receive         $(105,923)
                                         the notional amount multiplied by the
                                         return on the Lehman Brothers Commercial
                                         MBS Index AAA and to pay the notional
                                         amount multiplied by the 1 month BBA
                                         LIBOR adjusted by a spread of plus 0.07%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund (as defined below) terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Broad of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                       $ 278,732,713
                                          -------------
Aggregate unrealized appreciation               184,811
Aggregate unrealized depreciation            (5,804,921)
                                          -------------
Net unrealized depreciation               $  (5,620,110)
                                          -------------

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $19,618,627 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012 and
$2,091,290 expires in 2013.

3. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. Swap Agreements
During the period ended March 31, 2006, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Credit and Market Risk
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.


Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 25, 2006

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Limited-Term Government Funds


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 25, 2006